KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 599,351	$ 611,096
Share-based incentives	0	480,450
Total	$ 599,351	$ 1,091,546